Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Petrobras Transporte S.A [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 259.3	$ 211.8	$ 179.6
Percentage of consolidated revenue	28.00%	24.00%	21.00%
Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Revenues	198.0	206.0	236.0
Percentage of consolidated revenue	21.00%	24.00%	28.00%
Talisman Energy Inc [Member]
Revenue, Major Customer [Line Items]
Revenues	123.0	113.1	106.2
Percentage of consolidated revenue	13.00%	13.00%	13.00%
Teekay Corporation [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 89.1	$ 94.8	$ 81.1
Percentage of consolidated revenue	10.00%	11.00%	10.00%